Financial Instruments - Summary of Loss Allowance Provision (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of provision matrix [line items]
Loss allowance provision, end of the year	$ 3.0	$ 2.2
Cost
Disclosure of provision matrix [line items]
Gross carrying amount	1,180.9	1,308.3
Accumulated impairment
Disclosure of provision matrix [line items]
Loss allowance provision, end of the year	$ 3.7	$ 2.8
1–30
Disclosure of provision matrix [line items]
Expected loss rate	0.12%	0.10%
1–30 | Cost
Disclosure of provision matrix [line items]
Gross carrying amount	$ 864.7	$ 914.7
1–30 | Accumulated impairment
Disclosure of provision matrix [line items]
Loss allowance provision, end of the year	$ 1.3	$ 1.1
31–60
Disclosure of provision matrix [line items]
Expected loss rate	0.16%	0.13%
31–60 | Cost
Disclosure of provision matrix [line items]
Gross carrying amount	$ 160.3	$ 221.1
31–60 | Accumulated impairment
Disclosure of provision matrix [line items]
Loss allowance provision, end of the year	$ 0.3	$ 0.2
61–90
Disclosure of provision matrix [line items]
Expected loss rate	0.38%	0.30%
61–90 | Cost
Disclosure of provision matrix [line items]
Gross carrying amount	$ 60.9	$ 63.5
61–90 | Accumulated impairment
Disclosure of provision matrix [line items]
Loss allowance provision, end of the year	$ 0.2	$ 0.2
91–120
Disclosure of provision matrix [line items]
Expected loss rate	0.76%	0.59%
91–120 | Cost
Disclosure of provision matrix [line items]
Gross carrying amount	$ 25.9	$ 27.8
91–120 | Accumulated impairment
Disclosure of provision matrix [line items]
Loss allowance provision, end of the year	$ 0.3	$ 0.3
121+
Disclosure of provision matrix [line items]
Expected loss rate	1.52%	1.05%
121+ | Cost
Disclosure of provision matrix [line items]
Gross carrying amount	$ 69.1	$ 81.2
121+ | Accumulated impairment
Disclosure of provision matrix [line items]
Loss allowance provision, end of the year	$ 1.6	$ 1.0